Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of g
o
odwill are as follows:

	JD Retail	JD Logistics	Dada	New Businesses	Total

	(RMB in millions)
Transaction in 2021
Additions	1,529	—	—	—	1,529
Balance as of December 31, 2021
Goodwill	10,807	1,633	—	2,593	15,033
Accumulated impairment loss	(7)	—	—	(2,593)	(2,600)

	10,800	1,633	—	—	12,433

Transaction in 2022
Additions	1,399	5,350	3,143	1,586	11,478
Disposal of a subsidiary	(788)	—	—	—	(788)
Balance as of December 31, 2022
Goodwill	11,418	6,983	3,143	4,179	25,723
Accumulated impairment loss	(7)	—	—	(2,593)	(2,600)

	11,411	6,983	3,143	1,586	23,123

Transaction in 2023
Impairment	—	—	(3,143)	—	(3,143)
Balance as of December 31, 2023
Goodwill	11,418	6,983	3,143	4,179	25,723
Accumulated impairment loss	(7)	—	(3,143)	(2,593)	(5,743)

	11,411	6,983	—	1,586	19,980